Document and Entity Information	Jul. 16, 2025
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 16, 2025
Entity Registrant Name	ChampionX Corporation
Entity Incorporation State Country Code	DE
Entity File Number	001-38441
Entity Tax Identification Number	82-3066826
Entity Address Address Line 1	5599 San Felipe
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77056
City Area Code	713
Local Phone Number	513-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	CHX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001723089
Amendment Flag	false
Former Address [Member]
Entity Information [Line Items]
Entity Address Address Line 1	2445 Technology Forest Blvd
Entity Address Address Line 2	Building 4, 12th Floor
Entity Address City Or Town	The Woodlands
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77381